INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2013
INCOME TAXES [Abstract]
Provision for Income Taxes

	Year ended July 31,
	2013	2012

Loss carry-forward deferred tax asset	$199,000	$17,400
Valuation allowance	(199,000)	(17,400)

	$-	$-